OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 552	$ 337
Deferred tax asset	742	370
Government institutions	710	693
Other	214	192
Prepaid expense and other assets, total	$ 2,218	$ 1,592